LEASES - Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026	$ 224
2027	202
2028	178
2029	142
2030	106
Thereafter	411
Total lease payments	1,263
Less: Interest	186
Less: Lease liabilities held for sale	94
Total maturities of lease liabilities	983	$ 1,039
Finance Leases
2026	39
2027	20
2028	6
2029	2
2030	0
Thereafter	0
Total lease payments	67
Less: Interest	3
Less: Lease liabilities held for sale	0
Total maturities of lease liabilities	$ 64	$ 93